Share-based payments	6 Months Ended
Jun. 30, 2019
Share-based Payments
Share-based payments

1.       Equity settled share-based payment arrangements

In the course of its historical financing rounds, InflaRx GmbH established equity-settled share-based payment programs. Under these programs, the Company granted its managing directors and senior executives options to acquire InflaRx GmbH’s common shares. In total, options covering 6,088 common shares have been granted. All of the options have vested. The InflaRx GmbH options were converted into options covering 511,392 common shares of InflaRx N.V. at the initial public offering in November 2017. The exercise prices for each outstanding award is 0.01 € per share or less.

Under the terms and conditions of the 2016 stock option plan (the “2016 Stock Option Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management and key employees. Prior to the initial public offering, the outstanding awards under the 2016 plan covered an aggregate of 1,239,252 common shares and the exercise price for each outstanding award was €7.81 per share (in each case after giving effect to the corporate reorganization in November 2017). Any additional awards available under the 2016 plan lapsed upon the closing of the Series D financing in October 2017. In 2016, InflaRx also established a share-based payment plan for its non-executive board members and granted options covering 484 shares. Grants under this plan were not subject to service or performance conditions.

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Long-Term Incentive Plan”). The initial maximum number of common shares available for issuance under equity incentive awards granted pursuant to the 2017 Long Term Incentive Plan equals 2,341,097 common shares. The number of share options under the plan was as follows:

2019
Number of stock options:
Outstanding as of January 1, 2019	2,051,009
Granted in 2019	54,450
Forfeited in 2019	—
Outstanding as of June 30, 2019	2,105,459
thereof vested	994,879
thereof exercised	-—

In the fourth quarter of 2018 75,000 stock options were awarded subject to a specified condition, which was satisfied in the first quarter of 2019. Therefore, the expense for these stock options occurred in 2019.

On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 3% of the total outstanding common shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the board of directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Long-Term Incentive Plan.

2.       Stock options exercised

In 2018, 302,279 shares were issued following the exercise of stock options, resulting in proceeds to the Company in the amount of €452.0 thousand. All stock options exercised were granted under the 2016 Stock Option Plan. In the first two quarters of 2019, no stock options were exercised.

3.       Measurement of fair values of stock options granted

The fair value of options granted in the six months ended June 30, 2019 under the 2017 Long-Term Incentive Plan was determined using the Black-Scholes valuation model. Since the Company’s common shares are listed on the Nasdaq Global Select Market, the closing price of the common shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

	Grants effective in Q1-2019		Grants effective in Q2-2019
Parameters
Fair value at grant date
Per option (USD)	14.45	18.17	22.54
FX rate as of grant date	0.88	0.87	0.89
Per option (EUR)	12.69	15.87	20.08
Share price at grant date (USD)	26.02	32.63	41.39
Exercise price (USD)	26.02	32.63	41.39
Expected volatility	0.65	0.65	0.65
Expected life (midpoint based)	4.8	4.9	4.7
Expected dividends	—	—	—
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.0%	2.6%	2.3%

Expected volatility has been based on an evaluation of the historical and implied volatility of a peer group of companies. The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the LTI.

Expenses are determined based on the number of stock options granted within a tranche and the vesting period of a tranche. This implies two effects:

•	the more options are granted within a tranche, the higher the expense of a tranche is, and

•	the shorter the vesting period of a tranche is, the higher the expense of a tranche is.

For example, 33.33% of all stock options granted are allocated to the first tranche which vests over 1 year after the grant date, whereas 8.33% of all stock options granted are allocated to the ninth tranche which vests over three years. Therefore, the expenses recognized from the granted share options under the 2017 Long-Term Incentive plan were €0 in 2016, €0.6 million in 2017, €12.1 million for 2018 and are anticipated to be €6.2 million for 2019, €2 million for 2020, €0.2 million for 2021 and €0 million for 2022 (anticipated expenses were converted with the exchange rate as of June 30, 2019, 1 Euro = US dollar 1.1380).

In the three-months period ended June 30, 2019 and 2018, compensation expense was recognized from the following plans:

•	in 2019, €1.8 million resulted from the 2017 Long-Term Incentive Plan,

•	in 2018, €3.0 million resulted from the 2017 Long-Term Incentive Plan.

In the six-months period ended June 30, 2019 and 2018, compensation expense was recognized from the following plans:

•	in 2019, €3.9 million resulted from the 2017 Long-Term Incentive Plan,

•	in 2018, €5.9 million resulted from the 2017 Long-Term Incentive Plan.

None of the share-based payments awards were dilutive in determining earnings per share due to the Group’s loss position.